24. SHARE BASED PAYMENT (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) shares
Restricted Stock Plan Due August 31, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	08.31.19
Shares granted	716,846
Outstanding shares	250,334
Fair value of the shares | R$	R$ 41,850
Restricted Stock Plan Due April 26, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04.26.20
Shares granted	276,000
Outstanding shares	276,000
Fair value of the shares | R$	R$ 22,290
Restricted Stock Plan Due June 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	06.14.20
Shares granted	270,000
Outstanding shares	270,000
Fair value of the shares | R$	R$ 20,000
Restricted Stock Plan Due October 1, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10.01.20
Shares granted	2,311,394
Outstanding shares	2,294,717
Fair value of the shares | R$	R$ 21,440
Restricted Stock Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted	3,574,240
Outstanding shares	3,091,051